Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents1 [line items]
Cash at bank and in hand	$ 863	$ 1,570
Total short-term financial investments	13,036	20,949
Total cash and cash equivalents	13,899	22,519	$ 21,205	$ 25,058
Brazil member
Cash and cash equivalents1 [line items]
Short-term financial investments	1,887	1,193
Brazil member | Interbank deposit rate investment funds and other short-term deposits [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	1,875	1,176
Brazil member | Other investment funds [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	12	17
Foreign countries [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	11,149	19,756
Foreign countries [member] | Time deposits [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	3,823	6,237
Foreign countries [member] | Automatic investing accounts and interest checking accounts [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	6,708	11,287
Foreign countries [member] | Other financial investments [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	$ 618	$ 2,232